Note 19 - Income Tax and Social Contributions (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Applicable tax rate	27.00%	27.00%
Unused tax losses for which no deferred tax asset recognised	$ 18,050	$ 15,371
BRAZIL
Statement Line Items [Line Items]
Applicable tax rate	34.00%
Canada corporate [member]
Statement Line Items [Line Items]
Applicable tax rate	15.00%
British columbia [member]
Statement Line Items [Line Items]
Applicable tax rate	12.00%
CANADA
Statement Line Items [Line Items]
Applicable tax rate	27.00%